Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Debt Instruments - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 2,687,485	$ 4,536,025	$ 5,880,733
Other Chilean debt financial securities
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	5,006	6,656
Foreign debt financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	1,208,875	1,504,669
Subtotal | Chilean Central Bank and Government financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	1,473,604	3,024,700
Chilean Central Bank financial instruments | Chilean Central Bank and Government financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	199,903	2,286,541
Chilean Treasury bonds and notes | Chilean Central Bank and Government financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	1,273,701	737,705
Chilean Central Bank financial instruments | Chilean Central Bank and Government financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	0	454
of which sold under repurchase agreement | Chilean Central Bank and Government financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	397,334	207,280
of which sold under repurchase agreement | Foreign debt financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	0	127,752
Other Chilean banks debt financial instruments | Other Chilean debt financial securities
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	5,006	6,656
Other Chilean financial instruments | Other Chilean debt financial securities
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	0	0
of which sold under repurchase agreement | Other Chilean debt financial securities
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	0	91
Foreign governments and fiscal entities debt financial instruments | Foreign debt financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	1,001,105	1,238,866
Other foreign debt financial instruments | Foreign debt financial instruments
Schedule of Financial Debt Instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 207,770	$ 265,803